PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 10.0%
2,431  Health Care Select
Sector SPDR Fund
$ 354,951
1.0
50,540  Vanguard FTSE
Developed Markets
ETF
2,568,948
7.5
11,497  Vanguard FTSE
Emerging Markets ETF
520,354
1.5
Total Exchange-Traded
Funds
(Cost $3,172,343)
3,444,253
10.0
MUTUAL FUNDS: 90.0%
Affiliated Investment Companies: 90.0%
40,751  Voya Intermediate
Bond Fund - Class R6
356,979
1.0
216,453  Voya Large Cap Value
Portfolio - Class R6
1,406,944
4.1
179,382  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,727,451
5.0
510,298  Voya Multi-Manager
International Equity
Fund - Class I
5,552,038
16.1
142,154  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,320,611
3.8
18,317  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,350,703
3.9
8,798  Voya Small Cap
Growth Fund - Class
R6
334,759
1.0
48,766  Voya Small Company
Fund - Class R6
681,257
2.0
639,546  Voya U.S. Stock Index
Portfolio - Class I
12,400,801
35.9
49,458  VY
®
Invesco Comstock
Portfolio - Class I
1,052,459
3.1
92,522  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,610,980
7.6
118,098  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,256,562
3.6
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
11,251  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,005,052
2.9
Total Mutual Funds
(Cost $29,280,896)
31,056,596
90.0
Total Long-Term
Investments
(Cost $32,453,239)
34,500,849
100.0
Total Investments in
Securities
(Cost $32,453,239) $ 34,500,849 100.0
Assets in Excess of
Other Liabilities 6,752 0.0
Net Assets $ 34,507,601 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 3,444,253 $ — $ — $ 3,444,253
Mutual Funds 31,056,596 — — 31,056,596
Total Investments, at fair value $ 34,500,849 $ — $ — $ 34,500,849
Other Financial Instruments+
Futures 5,538 — — 5,538
Total Assets $ 34,506,387 $ — $ — $ 34,506,387
Liabilities Table
Other Financial Instruments+
Futures $ (3,582) $ — $ — $ (3,582)
Total Liabilities $ (3,582) $ — $ — $ (3,582)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 696,997 $ 30,751 $ (378,014) $ 7,245 $ 356,979 $ 6,291 $ 4,131 $ —
Voya Large Cap Value Portfolio -
Class R6
1,314,087 86,915 (27,400) 33,342 1,406,944 — 7,752 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,679,104 105,051 (97,837) 41,133 1,727,451 — 13,337 —
Voya Multi-Manager International
Equity Fund - Class I
5,465,366 379,798 (545,877) 252,751 5,552,038 — 116,477 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,141,581 235,447 (29,318) (27,099) 1,320,611 — 2,558 —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,431,326 120,838 (32,270) (169,191) 1,350,703 — 21,421 —
Voya Short Duration Bond Fund -
Class R6
170,564 4,832 (175,213) (183) — 1,195 739 —
Voya Small Cap Growth Fund -
Class R6
476,841 22,700 (98,785) (65,997) 334,759 — 19,456 —
Voya Small Company Fund - Class
R6
734,707 46,834 (50,303) (49,981) 681,257 — 9,921 —
Voya U.S. Stock Index Portfolio -
Class I
12,099,614 1,177,081 (260,553) (615,341) 12,400,801 — 57,052 —
VY
®
Invesco Comstock Portfolio -
Class I
989,629 62,398 (25,978) 26,410 1,052,459 — 386 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,578,681 137,250 (86,475) (18,476) 2,610,980 — 14,289 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,146,073 238,639 (25,010) (103,140) 1,256,562 — 6,866 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2060 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 1,054,133 $ 88,430 $ (18,973) $ (118,538) $ 1,005,052 $ — $ 10,802 $ —
$ 30,978,703 $ 2,736,964 $ (1,852,006) $ (807,065) $ 31,056,596 $ 7,486 $ 285,187 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2060 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 2 06/20/25 $ 202,710 $ (3,399)
U.S. Treasury 5-Year Note 8 06/30/25 865,250 5,485
$ 1,067,960 $ 2,086
Short Contracts:
3-month SOFR (4) 09/16/25 (959,200) (183)
U.S. Treasury 2-Year Note (1) 06/30/25 (207,172) 53
$ (1,166,372) $ (130)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,146,362
Gross Unrealized Depreciation (98,752)
Net Unrealized Appreciation $ 2,047,610